Distribution Date:	09/16/22	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764RBB3	1.405000%	55,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764RBC1	2.790000%	74,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764RBD9	3.069000%	106,000,000.00	42,371,601.51	1,618,207.14	108,365.37	0.00	0.00	1,726,572.51	40,753,394.37	37.43%	30.00%
A-3	61764RBE7	2.988000%	250,000,000.00	201,980,807.51	0.00	502,932.21	0.00	0.00	502,932.21	201,980,807.51	37.43%	30.00%
A-4	61764RBF4	3.249000%	317,319,000.00	317,319,000.00	0.00	859,141.19	0.00	0.00	859,141.19	317,319,000.00	37.43%	30.00%
A-S	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00	28.56%	23.09%
B	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00	20.40%	16.72%
C	61764RBL1	4.602227%	52,780,000.00	52,780,000.00	0.00	202,421.28	0.00	0.00	202,421.28	52,780,000.00	14.51%	12.13%
D	61764RAN8	3.071000%	50,220,000.00	50,220,000.00	0.00	128,521.35	0.00	0.00	128,521.35	50,220,000.00	8.89%	7.75%
E	61764RAQ1	2.850000%	31,131,000.00	31,131,000.00	0.00	73,936.13	0.00	0.00	73,936.13	31,131,000.00	5.42%	5.04%
F	61764RAS7	2.850000%	23,967,000.00	23,967,000.00	0.00	56,921.63	0.00	0.00	56,921.63	23,967,000.00	2.74%	2.95%
G	61764RAU2	2.850000%	33,863,538.00	24,519,495.77	0.00	40,550.87	0.00	6,028.38	40,550.87	24,513,467.39	0.00%	0.00%
V	61764RAW8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764RAY4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,147,884,540.00	896,692,904.79	1,618,207.14	2,464,418.04	0.00	6,028.38	4,082,625.18	895,068,669.27

X-A	61764RBG2	1.403287%	882,883,000.00	641,035,409.02	0.00	749,630.50	0.00	0.00	749,630.50	639,417,201.88
X-B	61764RAA6	0.442227%	73,040,000.00	73,040,000.00	0.00	26,916.87	0.00	0.00	26,916.87	73,040,000.00
X-D	61764RAE8	1.531227%	50,220,000.00	50,220,000.00	0.00	64,081.84	0.00	0.00	64,081.84	50,220,000.00
X-E	61764RAG3	1.752227%	31,131,000.00	31,131,000.00	0.00	45,457.14	0.00	0.00	45,457.14	31,131,000.00
X-F	61764RAJ7	1.752227%	23,967,000.00	23,967,000.00	0.00	34,996.35	0.00	0.00	34,996.35	23,967,000.00
X-G	61764RAL2	1.752227%	33,863,538.00	24,519,495.77	0.00	35,803.10	0.00	0.00	35,803.10	24,513,467.39
Notional SubTotal			1,095,104,538.00	843,912,904.79	0.00	956,885.80	0.00	0.00	956,885.80	842,288,669.27

Deal Distribution Total					1,618,207.14	3,421,303.84	0.00	6,028.38	5,039,510.98

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764RBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764RBD9	399.73208972	15.26610509	1.02231481	0.00000000	0.00000000	0.00000000	0.00000000	16.28841991	384.46598462
A-3	61764RBE7	807.92323004	0.00000000	2.01172884	0.00000000	0.00000000	0.00000000	0.00000000	2.01172884	807.92323004
A-4	61764RBF4	1,000.00000000	0.00000000	2.70749999	0.00000000	0.00000000	0.00000000	0.00000000	2.70749999	1,000.00000000
A-S	61764RBH0	1,000.00000000	0.00000000	3.00416662	0.00000000	0.00000000	0.00000000	0.00000000	3.00416662	1,000.00000000
B	61764RBJ6	1,000.00000000	0.00000000	3.46666662	0.00000000	0.00000000	0.00000000	0.00000000	3.46666662	1,000.00000000
C	61764RBL1	1,000.00000000	0.00000000	3.83518909	0.00000000	0.00000000	0.00000000	0.00000000	3.83518909	1,000.00000000
D	61764RAN8	1,000.00000000	0.00000000	2.55916667	0.00000000	0.00000000	0.00000000	0.00000000	2.55916667	1,000.00000000
E	61764RAQ1	1,000.00000000	0.00000000	2.37500016	0.00000000	0.00000000	0.00000000	0.00000000	2.37500016	1,000.00000000
F	61764RAS7	1,000.00000000	0.00000000	2.37500021	0.00000000	0.00000000	0.00000000	0.00000000	2.37500021	1,000.00000000
G	61764RAU2	724.06775010	0.00000000	1.19747883	0.52218200	27.57255577	0.00000000	0.17801979	1.19747883	723.88973031
V	61764RAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764RBG2	726.07062206	0.00000000	0.84907117	0.00000000	0.00000000	0.00000000	0.00000000	0.84907117	724.23775504
X-B	61764RAA6	1,000.00000000	0.00000000	0.36852232	0.00000000	0.00000000	0.00000000	0.00000000	0.36852232	1,000.00000000
X-D	61764RAE8	1,000.00000000	0.00000000	1.27602230	0.00000000	0.00000000	0.00000000	0.00000000	1.27602230	1,000.00000000
X-E	61764RAG3	1,000.00000000	0.00000000	1.46018888	0.00000000	0.00000000	0.00000000	0.00000000	1.46018888	1,000.00000000
X-F	61764RAJ7	1,000.00000000	0.00000000	1.46018901	0.00000000	0.00000000	0.00000000	0.00000000	1.46018901	1,000.00000000
X-G	61764RAL2	724.06775010	0.00000000	1.05727582	0.00000000	0.00000000	0.00000000	0.00000000	1.05727582	723.88973031

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	108,365.37	0.00	108,365.37	0.00	0.00	0.00	108,365.37	0.00
A-3	08/01/22 - 08/30/22	30	0.00	502,932.21	0.00	502,932.21	0.00	0.00	0.00	502,932.21	0.00
A-4	08/01/22 - 08/30/22	30	0.00	859,141.19	0.00	859,141.19	0.00	0.00	0.00	859,141.19	0.00
X-A	08/01/22 - 08/30/22	30	0.00	749,630.50	0.00	749,630.50	0.00	0.00	0.00	749,630.50	0.00
X-B	08/01/22 - 08/30/22	30	0.00	26,916.87	0.00	26,916.87	0.00	0.00	0.00	26,916.87	0.00
X-D	08/01/22 - 08/30/22	30	0.00	64,081.84	0.00	64,081.84	0.00	0.00	0.00	64,081.84	0.00
X-E	08/01/22 - 08/30/22	30	0.00	45,457.14	0.00	45,457.14	0.00	0.00	0.00	45,457.14	0.00
X-F	08/01/22 - 08/30/22	30	0.00	34,996.35	0.00	34,996.35	0.00	0.00	0.00	34,996.35	0.00
X-G	08/01/22 - 08/30/22	30	0.00	35,803.10	0.00	35,803.10	0.00	0.00	0.00	35,803.10	0.00
A-S	08/01/22 - 08/30/22	30	0.00	238,422.68	0.00	238,422.68	0.00	0.00	0.00	238,422.68	0.00
B	08/01/22 - 08/30/22	30	0.00	253,205.33	0.00	253,205.33	0.00	0.00	0.00	253,205.33	0.00
C	08/01/22 - 08/30/22	30	0.00	202,421.28	0.00	202,421.28	0.00	0.00	0.00	202,421.28	0.00
D	08/01/22 - 08/30/22	30	0.00	128,521.35	0.00	128,521.35	0.00	0.00	0.00	128,521.35	0.00
E	08/01/22 - 08/30/22	30	0.00	73,936.13	0.00	73,936.13	0.00	0.00	0.00	73,936.13	0.00
F	08/01/22 - 08/30/22	30	0.00	56,921.63	0.00	56,921.63	0.00	0.00	0.00	56,921.63	0.00
G	08/01/22 - 08/30/22	30	916,021.36	58,233.80	0.00	58,233.80	17,682.93	0.00	0.00	40,550.87	933,704.29
Totals			916,021.36	3,438,986.77	0.00	3,438,986.77	17,682.93	0.00	0.00	3,421,303.84	933,704.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764RBL1	4.602227%	52,780,000.00	52,780,000.00	0.00	202,421.28	0.00	0.00	202,421.28	52,780,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,184,000.03	205,184,000.00	0.00	694,049.29	0.00	0.00	694,049.29	205,184,000.00

Exchangeable Certificate Details
PST	61764RBK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	5,039,510.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,458,482.33	Master Servicing Fee	15,088.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,702.53
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.08
ARD Interest	0.00	Trust Advisor Fee	1,318.91
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,458,482.33	Total Fees	19,495.52

Principal		Expenses/Reimbursements
Scheduled Principal	1,624,235.56	Reimbursement for Interest on Advances	510.33
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,695.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(6,028.38)	Special Servicing Fees (Work Out)	2,476.69
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,618,207.18	Total Expenses/Reimbursements	17,682.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,421,303.84
Excess Liquidation Proceeds	0.00	Principal Distribution	1,618,207.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,039,510.98
Total Funds Collected	5,076,689.51	Total Funds Distributed	5,076,689.43

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	896,692,904.79	896,692,904.79	Beginning Certificate Balance	896,692,904.79
(-) Scheduled Principal Collections	1,624,235.56	1,624,235.56	(-) Principal Distributions	1,618,207.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	6,028.38
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	6,028.38
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	6,028.38	6,028.38	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	895,068,669.27	895,068,669.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,997,914.07	897,997,914.07	Ending Certificate Balance	895,068,669.27
Ending Actual Collateral Balance	896,342,634.16	896,342,634.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP	Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP
5,000,000 or less	11	37,820,176.58	4.23%	34	4.5328	1.939571	1.30 or less	10	191,441,426.99	21.39%	27	4.4193	0.656578
5,000,001 to 10,000,000	25	182,216,278.17	20.36%	27	4.4763	2.118759	1.31 to 1.40	2	23,750,333.99	2.65%	28	4.2817	1.382755
10,000,001 to 15,000,000	10	118,867,415.33	13.28%	29	4.4821	1.305322	1.41 to 1.50	4	39,422,399.61	4.40%	26	4.5834	1.475706
15,000,001 to 20,000,000	5	85,809,663.23	9.59%	27	4.4477	1.278849	1.51 to 1.60	5	60,892,393.48	6.80%	28	4.2754	1.563358
20,000,001 to 25,000,000	1	21,114,190.19	2.36%	29	4.4500	1.620000	1.61 to 1.70	6	69,380,503.23	7.75%	33	4.6193	1.638580
25,000,001 to 30,000,000	3	84,291,030.43	9.42%	27	4.3905	0.876719	1.71 to 1.80	4	34,478,765.78	3.85%	27	4.6397	1.772227
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	5	56,035,737.13	6.26%	27	4.4245	1.852997
35,000,001 to 40,000,000	1	36,451,104.82	4.07%	19	4.7600	2.090000	1.91 to 2.00	1	4,315,000.00	0.48%	27	4.4850	1.970000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	6	64,721,102.68	7.23%	27	4.6179	2.083965
50,000,001 to 85,000,000	1	67,574,300.77	7.55%	28	4.3800	1.130000	2.11 to 2.20	2	20,469,352.30	2.29%	26	4.4782	2.168800
85,000,001 or greater	1	104,669,737.80	11.69%	26	4.1810	2.890000	2.21 to 2.30	2	11,863,091.19	1.33%	26	4.4587	2.239503
Totals	74	895,068,669.27	100.00%	27	4.4790	1.692689	2.31 to 2.40	1	3,015,757.17	0.34%	28	4.5980	2.400000
							2.41 to 2.70	3	13,185,397.51	1.47%	27	4.4662	2.547786
							2.71 or greater	7	145,842,636.26	16.29%	26	4.2509	3.029045
							Totals	74	895,068,669.27	100.00%	27	4.4790	1.692689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP
							Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP
Alabama	1	2,224,140.17	0.25%	26	4.6500	1.497471
							Industrial	2	15,250,886.67	1.70%	26	4.4745	1.883734
California	13	227,883,748.78	25.46%	27	4.3295	2.136070
							Lodging	17	162,013,685.97	18.10%	27	4.4905	1.212925
Colorado	1	10,097,930.83	1.13%	28	4.2300	1.400000
							Mixed Use	1	11,757,970.64	1.31%	28	4.3050	1.850000
Florida	7	108,704,341.02	12.14%	28	4.3876	1.343131
							Mobile Home Park	1	11,463,136.45	1.28%	25	4.5240	2.160000
Georgia	2	17,205,994.30	1.92%	27	4.5001	2.494533
							Multi-Family	5	100,018,342.50	11.17%	24	4.5141	1.665085
Kentucky	1	3,700,000.00	0.41%	26	4.4500	2.010000
							Office	9	216,365,982.38	24.17%	27	4.2908	1.941401
Louisiana	1	5,473,753.91	0.61%	27	4.4600	1.440000
							Retail	30	204,907,147.91	22.89%	30	4.4886	1.833947
Maryland	1	14,737,161.59	1.65%	50	4.7050	1.670000
							Self Storage	4	17,036,744.80	1.90%	26	4.3902	3.130548
Michigan	1	11,463,136.45	1.28%	25	4.5240	2.160000
							Totals	85	895,068,669.27	100.00%	27	4.4790	1.692689
Minnesota	4	10,548,342.68	1.18%	26	4.4082	2.936474

Nevada	2	14,378,255.68	1.61%	28	4.4444	2.236348

New Hampshire	1	5,138,829.99	0.57%	26	4.5500	2.550000

New York	3	71,422,725.59	7.98%	23	4.6218	1.431986

North Carolina	8	64,196,656.77	7.17%	26	4.4947	1.633171

Pennsylvania	4	15,080,311.46	1.68%	45	4.5648	1.680952

South Carolina	1	1,720,804.68	0.19%	27	5.5700	1.680000

Tennessee	1	6,337,500.00	0.71%	27	4.4700	2.540000

Texas	11	99,958,383.11	11.17%	27	4.3938	1.590337

Utah	2	13,691,404.50	1.53%	27	4.6773	1.494039

Virginia	2	18,342,182.13	2.05%	28	4.4623	(0.026553)

Washington	1	13,652,403.16	1.53%	28	4.3200	1.370000

Wisconsin	1	2,855,890.52	0.32%	26	4.6500	1.497471

Totals	85	895,068,669.27	100.00%	27	4.4790	1.692689

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP	Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP
	4.500% or less	39	552,689,129.34	61.75%	28	4.3470	1.689239	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	17	181,783,678.26	20.31%	27	4.6607	1.873379	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	1	2,620,285.04	0.29%	28	5.0700	3.970000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	1,720,804.68	0.19%	27	5.5700	1.680000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	895,068,669.27	100.00%	27	4.4790	1.692689	49 months or greater	58	738,813,897.32	82.54%	27	4.4296	1.742614
								Totals	74	895,068,669.27	100.00%	27	4.4790	1.692689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP	Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP
	60 months or less	57	734,144,153.90	82.02%	27	4.4300	1.740404	Interest Only	7	51,052,500.00	5.70%	27	4.5255	2.286858
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	7	113,460,868.83	12.68%	27	4.4095	1.290348
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	43	569,630,785.07	63.64%	27	4.4255	1.781072
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	73	890,398,925.85	99.48%	27	4.4796	1.690605
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	890,398,925.85	99.48%	27	4.4796	1.690605
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	156,254,771.95	17.46%	26	4.7128	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	33,782,381.99	3.77%	28	4.5417	1.698470	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	667,627,897.72	74.59%	27	4.4244	1.756150	85 months to 114 months	1	4,669,743.42	0.52%	87	4.3750	2.090000
	13 to 24 months	2	16,289,427.42	1.82%	28	4.3837	1.438288	115 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	1	21,114,190.19	2.36%	29	4.4500	1.620000	121 months to 144 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	4,669,743.42	0.52%	87	4.3750	2.090000
	Totals	74	895,068,669.27	100.00%	27	4.4790	1.692689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308709	OF	Irvine	CA	Actual/360	4.181%	377,416.51	159,283.24	0.00	N/A	11/10/24	--	104,829,021.00	104,669,737.80	09/10/22
2	30308710	OF	Orlando	FL	Actual/360	4.380%	255,643.02	205,553.30	0.00	N/A	01/01/25	--	67,779,854.07	67,574,300.77	09/01/22
4	30308712	MF	Long Island City	NY	Actual/360	4.760%	149,651.88	59,248.23	0.00	04/04/24	12/04/24	--	36,510,353.05	36,451,104.82	09/04/22
5	30308713	MF	Las Vegas	NV	Actual/360	4.770%	139,667.64	45,945.36	0.00	N/A	11/01/24	--	34,003,077.50	33,957,132.14	09/01/22
6	30308714	LO	Santa Ana	CA	Actual/360	4.480%	106,474.21	55,285.04	0.00	N/A	01/01/25	--	27,599,882.47	27,544,597.43	09/01/22
7	30308715	MF	Portland	TX	Actual/360	4.430%	110,963.27	42,309.78	0.00	N/A	10/01/24	--	29,088,164.86	29,045,855.08	09/01/22
8	30308716	LO	Paradise Island	BA	Actual/360	5.373%	128,540.04	39,413.93	0.00	N/A	07/01/24	--	27,781,928.61	27,742,514.68	09/01/22
9	30308717	MF	Jacksonville	FL	Actual/360	4.260%	101,765.60	41,066.79	0.00	N/A	01/01/25	--	27,741,644.71	27,700,577.92	09/01/22
10	30308718	LO	Palm Desert	CA	Actual/360	4.450%	81,070.65	42,340.45	0.00	N/A	02/01/25	--	21,156,530.64	21,114,190.19	08/01/22
11	30308719	LO	Various	NC	Actual/360	4.450%	70,233.66	36,680.65	0.00	N/A	02/01/25	--	18,328,463.91	18,291,783.26	03/01/20
12	30308720	OF	New York	NY	Actual/360	4.265%	65,747.48	30,352.11	0.00	N/A	12/01/24	--	17,901,972.88	17,871,620.77	04/01/22
13	30308721	RT	Austin	TX	Actual/360	4.200%	61,805.99	33,552.36	0.00	N/A	12/01/24	--	17,089,212.83	17,055,660.47	09/01/22
14	30308722	MF	Houston	TX	Actual/360	4.370%	69,178.18	26,627.97	0.00	N/A	01/01/25	--	18,383,513.01	18,356,885.04	09/01/22
15	30308723	MF	San Antonio	TX	Actual/360	4.610%	68,138.44	27,324.60	0.00	N/A	12/01/24	--	17,164,536.12	17,137,211.52	09/01/22
16	30308724	RT	New York	NY	Actual/360	4.700%	69,207.50	0.00	0.00	N/A	01/05/25	--	17,100,000.00	17,100,000.00	09/05/22
17	30308725	RT	Various	Various	Actual/360	4.650%	62,129.16	25,529.10	0.00	N/A	11/01/24	--	15,516,127.83	15,490,598.73	09/01/22
18	30308726	LO	DuPont	WA	Actual/360	4.320%	50,942.51	41,820.57	0.00	N/A	01/01/25	--	13,694,223.73	13,652,403.16	09/01/22
20	30308728	RT	Rockville	MD	Actual/360	4.705%	59,802.13	23,228.01	0.00	N/A	11/01/26	--	14,760,389.60	14,737,161.59	09/01/22
21	30308729	LO	Charlotte	NC	Actual/360	4.500%	48,031.24	38,122.79	0.00	N/A	09/01/24	--	12,395,157.74	12,357,034.95	09/01/22
22	30308730	OF	Petaluma	CA	Actual/360	4.430%	48,977.05	21,126.52	0.00	N/A	12/01/24	--	12,838,955.62	12,817,829.10	09/01/22
23	30308731	RT	Chandler	AZ	Actual/360	4.510%	45,136.48	23,168.73	0.00	N/A	01/01/25	--	11,622,297.11	11,599,128.38	09/01/22
24	30308732	LO	Herndon	VA	Actual/360	4.500%	44,386.56	23,002.59	0.00	N/A	12/01/24	--	11,454,594.93	11,431,592.34	09/01/22
26	30308734	MU	Reno	NV	Actual/360	4.305%	43,660.88	19,720.25	0.00	N/A	01/01/25	--	11,777,690.89	11,757,970.64	09/01/22
27	30308735	MH	Muskegon	MI	Actual/360	4.524%	44,729.74	18,784.30	0.00	N/A	10/01/24	--	11,481,920.75	11,463,136.45	09/01/22
28	30308736	LO	Fort Myers	FL	Actual/360	4.715%	42,363.80	20,370.63	0.00	N/A	11/01/24	--	10,434,075.79	10,413,705.16	09/01/22
29	30308737	RT	Blue Jay	CA	Actual/360	4.570%	39,978.30	20,302.36	0.00	N/A	11/01/24	--	10,158,953.47	10,138,651.11	09/01/22
30	30308738	RT	Westminster	CO	Actual/360	4.230%	36,848.60	18,363.00	0.00	N/A	01/01/25	--	10,116,293.83	10,097,930.83	09/01/22
32	30308740	LO	Salisbury	NC	Actual/360	4.450%	36,327.85	19,081.21	0.00	N/A	01/01/25	--	9,480,265.52	9,461,184.31	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	30308741	RT	Roswell	GA	Actual/360	4.420%	34,348.52	18,355.50	0.00	N/A	12/01/24	--	9,024,571.35	9,006,215.85	09/01/22
34	30308742	SS	Chatsworth	CA	Actual/360	4.300%	35,372.04	16,094.59	0.00	N/A	12/01/24	--	9,552,839.39	9,536,744.80	09/01/22
35	30308743	RT	Humble	TX	Actual/360	4.270%	34,185.96	16,851.08	0.00	N/A	12/01/24	--	9,297,383.82	9,280,532.74	09/01/22
36	30308744	RT	Huntsville	TX	Actual/360	4.500%	33,957.39	17,597.84	0.00	N/A	12/01/24	--	8,763,196.15	8,745,598.31	09/01/22
37	30308745	MF	Irving	TX	Actual/360	4.500%	36,661.35	13,500.50	0.00	N/A	11/05/24	--	9,460,993.94	9,447,493.44	09/05/22
38	30308746	LO	Lithia Springs	GA	Actual/360	4.588%	32,459.40	16,173.71	0.00	N/A	01/01/25	--	8,215,952.16	8,199,778.45	09/01/22
39	30308747	OF	Weatherford	TX	Actual/360	4.750%	34,286.45	15,009.22	0.00	N/A	12/01/24	--	8,382,425.40	8,367,416.18	09/01/22
40	30308748	RT	Round Rock	TX	Actual/360	4.250%	30,123.10	14,889.40	0.00	N/A	01/01/25	--	8,230,979.57	8,216,090.17	09/01/22
42	30308750	RT	Upland	CA	Actual/360	4.557%	32,691.86	11,684.90	0.00	N/A	12/01/24	--	8,331,080.76	8,319,395.86	09/01/22
43	30308751	IN	Goleta	CA	Actual/360	4.450%	29,818.56	13,753.11	0.00	N/A	11/01/24	--	7,781,574.48	7,767,821.37	09/01/22
44	30308752	MF	Tucson	AZ	Actual/360	4.200%	29,565.97	12,245.00	0.00	N/A	01/01/25	--	8,174,921.22	8,162,676.22	09/01/22
45	30308753	LO	Huntersville	NC	Actual/360	4.500%	26,339.71	20,906.05	0.00	N/A	09/01/24	--	6,797,344.36	6,776,438.31	09/01/22
46	30308754	RT	Goldsboro	NC	Actual/360	4.645%	28,956.93	14,202.56	0.00	N/A	12/01/24	--	7,239,484.03	7,225,281.47	09/01/22
47	30308755	IN	Sacramento	CA	Actual/360	4.500%	29,047.77	13,133.78	0.00	N/A	11/01/24	--	7,496,199.08	7,483,065.30	09/01/22
48	30308756	RT	Philadelphia	PA	Actual/360	4.375%	17,760.06	44,446.81	0.00	N/A	12/01/29	--	4,714,190.23	4,669,743.42	09/01/22
49	30308757	RT	Highland	UT	Actual/360	4.788%	27,840.09	13,027.25	0.00	N/A	11/01/24	--	6,752,385.62	6,739,358.37	09/01/22
50	30308758	RT	West Jordan	UT	Actual/360	4.570%	27,402.18	11,167.22	0.00	N/A	12/01/24	--	6,963,213.35	6,952,046.13	09/01/22
51	30308759	SS	Various	MN	Actual/360	4.505%	29,094.79	0.00	0.00	N/A	10/01/24	--	7,500,000.00	7,500,000.00	09/01/22
52	30308760	RT	Fredericksburg	VA	Actual/360	4.400%	26,226.39	11,330.68	0.00	N/A	02/01/25	--	6,921,920.47	6,910,589.79	09/01/22
54	30308762	RT	Austin	TX	Actual/360	4.700%	26,017.69	10,805.59	0.00	N/A	12/01/24	--	6,428,530.48	6,417,724.89	09/01/22
55	30308763	RT	Fresno	CA	Actual/360	4.480%	24,700.99	11,189.34	0.00	N/A	12/01/24	--	6,402,905.16	6,391,715.82	09/01/22
56	30308764	RT	Los Angeles	CA	Actual/360	4.430%	26,703.06	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	09/01/22
60	30308768	LO	Concord	NC	Actual/360	4.500%	20,297.07	16,109.96	0.00	N/A	09/01/24	--	5,237,953.24	5,221,843.28	09/01/22
61	30308769	RT	Austin	TX	Actual/360	4.670%	22,882.06	10,453.87	0.00	N/A	10/01/24	--	5,690,087.68	5,679,633.81	09/01/22
62	30308770	RT	Youngsville	LA	Actual/360	4.460%	21,064.83	11,085.02	0.00	N/A	12/01/24	--	5,484,838.93	5,473,753.91	09/01/22
63	30308771	RT	Morristown	TN	Actual/360	4.470%	24,394.09	0.00	0.00	N/A	12/01/24	--	6,337,500.00	6,337,500.00	09/01/22
64	30308772	RT	Estero	FL	Actual/360	4.540%	10,785.39	5,504.68	0.00	N/A	12/01/24	--	2,758,802.58	2,753,297.90	09/01/22
65	30308773	OF	Houston	TX	Actual/360	4.715%	6,303.09	3,048.63	0.00	N/A	10/01/24	--	1,552,431.61	1,549,382.98	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
66	30308774	98	Cincinnati	OH	Actual/360	4.715%	4,377.14	2,117.11	0.00	N/A	10/01/24	--	1,078,077.54	1,075,960.43	09/01/22
67	30308775	LO	Lumberton	NC	Actual/360	4.500%	18,902.62	15,003.16	0.00	N/A	09/01/24	--	4,878,094.35	4,863,091.19	09/01/22
69	30308777	LO	Concord	NH	Actual/360	4.550%	20,174.67	10,323.42	0.00	N/A	11/01/24	--	5,149,153.41	5,138,829.99	09/01/22
71	30308779	OF	The Woodlands	TX	Actual/360	4.350%	19,002.45	7,879.39	0.00	N/A	01/01/25	--	5,072,957.15	5,065,077.76	09/01/22
72	30308780	LO	Bedford	TX	Actual/360	4.588%	17,938.09	8,938.10	0.00	N/A	01/01/25	--	4,540,394.88	4,531,456.78	09/01/22
73	30308781	MF	Fresno	CA	Actual/360	4.260%	18,708.50	0.00	0.00	N/A	11/01/24	--	5,100,000.00	5,100,000.00	09/01/22
74	30308782	MF	Montgomery	AL	Actual/360	4.327%	15,938.37	8,884.54	0.00	N/A	11/01/24	--	4,277,576.29	4,268,691.75	09/01/22
75	30308783	SS	Broussard	LA	Actual/360	4.550%	16,604.32	8,496.46	0.00	N/A	11/01/24	--	4,237,898.24	4,229,401.78	09/01/22
76	30308784	RT	Austin	TX	Actual/360	4.485%	16,664.89	0.00	0.00	N/A	12/01/24	--	4,315,000.00	4,315,000.00	09/01/22
78	30308786	LO	Quincy	FL	Actual/360	4.598%	11,998.13	14,540.66	0.00	N/A	01/01/25	--	3,030,297.83	3,015,757.17	09/01/22
79	30308787	RT	Houston	TX	Actual/360	4.380%	13,701.18	6,032.24	0.00	N/A	12/01/24	--	3,632,660.34	3,626,628.10	09/01/22
81	30308789	RT	Leitchfield	KY	Actual/360	4.450%	14,178.19	0.00	0.00	N/A	11/01/24	--	3,700,000.00	3,700,000.00	09/01/22
83	30308791	RT	New Ulm	MN	Actual/360	4.170%	10,966.20	5,600.91	0.00	N/A	01/01/25	--	3,053,943.59	3,048,342.68	09/01/22
84	30308792	RT	Henderson	NV	Actual/360	5.070%	11,460.56	4,772.68	0.00	N/A	01/01/25	--	2,625,057.72	2,620,285.04	09/01/22
85	30308793	MF	Tucson	AZ	Actual/360	4.200%	8,169.54	3,383.49	0.00	N/A	01/01/25	--	2,258,859.84	2,255,476.35	09/01/22
86	30308794	RT	Katy	TX	Actual/360	4.200%	6,194.10	3,586.24	0.00	N/A	01/01/25	--	1,712,653.76	1,709,067.52	09/01/22
87	30308795	MF	Columbia	SC	Actual/360	5.570%	8,263.00	1,950.57	0.00	N/A	12/01/24	--	1,722,755.25	1,720,804.68	09/01/22
88	30308796	MH	Sparks	NV	Actual/360	5.100%	7,135.22	2,556.43	0.00	N/A	11/01/24	--	1,624,717.07	1,622,160.64	09/01/22
Totals							3,458,482.33	1,624,235.56	0.00				896,692,904.79	895,068,669.27
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,689,541.36	30,124,055.08	07/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,194,749.53	1,833,496.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,541,444.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	433,300.02	100,080.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,432,445.81	476,988.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,493,219.71	2,767,504.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,150,961.00	0.00	--	--	08/11/22	0.00	0.00	123,228.92	123,228.92	0.00	0.00
11	0.00	0.00	--	--	07/11/22	0.00	30,473.15	106,701.24	3,172,168.10	0.00	0.00
12	(90,746.28)	0.00	--	--	06/11/22	0.00	0.00	95,506.09	477,825.88	555,210.98	0.00
13	1,876,149.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,466,543.55	1,373,202.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,153,375.34	954,801.85	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,587,403.87	1,633,809.26	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,729,350.89	1,763,725.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,134,101.00	954,752.37	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,658,891.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	(771,975.95)	(219,719.01)	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,518,577.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,568,191.56	1,676,860.44	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,834,273.06	1,612,406.87	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,178,615.84	1,136,248.71	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,231,528.45	1,068,445.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	788,512.92	1,156,350.64	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,464,469.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,547,496.73	1,773,349.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	807,519.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,298,986.16	321,258.14	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,629,963.77	1,814,537.50	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,035,011.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	812,112.14	2,535,456.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	475,100.71	206,152.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,161,039.98	544,787.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,192,224.70	1,179,754.83	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	853,846.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,115,684.40	956,450.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,426,698.88	1,627,521.29	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	700,558.77	163,521.82	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	729,725.70	902,284.91	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,162,496.26	1,282,490.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	837,336.76	1,016,229.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	869,402.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	758,686.05	749,246.53	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,008,474.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	622,546.32	599,418.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	830,676.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	989,550.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1,098,608.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	323,478.87	349,955.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	682,921.34	680,009.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	400,196.58	390,028.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
78	836,779.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	302,187.81	383,427.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
81	336,000.04	672,000.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
83	312,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	403,892.09	193,555.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	317,380.02	305,760.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
87	147,511.97	213,082.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	104,289,020.04	67,273,288.29				0.00	30,473.15	325,436.25	3,773,222.90	555,210.98	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	2	36,163,404.03	0	0.00	1	18,291,783.26	0	0.00	0	0.00	0	0.00	4.479041%	4.453793%	27
08/17/22	0	0.00	0	0.00	2	36,230,436.79	0	0.00	1	18,328,463.91	0	0.00	0	0.00	0	0.00	4.479016%	4.453768%	28
07/15/22	0	0.00	1	17,932,213.92	1	18,365,004.54	0	0.00	1	18,365,004.54	0	0.00	0	0.00	0	0.00	4.478991%	4.453743%	29
06/17/22	1	17,964,464.81	1	21,243,343.16	1	18,403,671.90	0	0.00	1	18,403,671.90	0	0.00	0	0.00	0	0.00	4.478967%	4.453720%	30
05/17/22	2	39,279,667.77	0	0.00	1	18,439,925.44	0	0.00	2	18,439,925.44	0	0.00	0	0.00	3	14,574,742.08	4.478942%	4.453695%	31
04/18/22	2	24,295,625.26	0	0.00	1	18,478,315.99	0	0.00	2	24,747,433.69	0	0.00	1	5,968,950.00	0	0.00	4.478724%	4.453398%	32
03/17/22	0	0.00	1	18,056,292.91	1	18,514,284.59	0	0.00	2	24,794,161.04	0	0.00	0	0.00	1	3,791,549.11	4.477873%	4.452386%	33
02/17/22	0	0.00	1	18,092,376.07	2	22,348,520.27	0	0.00	2	24,849,864.43	0	0.00	0	0.00	0	0.00	4.477248%	4.451803%	34
01/18/22	1	18,121,920.39	1	6,303,562.27	2	22,389,526.33	0	0.00	2	24,896,201.78	0	0.00	0	0.00	0	0.00	4.477227%	4.451783%	35
12/17/21	1	6,314,191.00	1	18,151,356.60	3	43,932,859.53	0	0.00	2	24,942,362.70	0	0.00	0	0.00	0	0.00	4.477206%	4.451763%	36
11/18/21	1	18,182,831.38	0	0.00	3	44,019,820.20	0	0.00	2	24,991,416.57	0	0.00	0	0.00	0	0.00	4.477187%	4.451744%	37
10/18/21	0	0.00	1	18,212,044.71	3	44,101,041.76	0	0.00	2	25,037,214.97	0	0.00	0	0.00	0	0.00	4.477166%	4.451725%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30308718	08/01/22	0	B	123,228.92	123,228.92	0.00	21,156,530.64	05/14/20	9
11	30308719	03/01/20	29	6	106,701.24	3,172,168.10	334,348.35	19,368,520.91	05/04/20	7			03/17/21
12	30308720	04/01/22	4	6	95,506.09	477,825.88	708,083.45	18,026,507.56	08/10/20	2
Totals					325,436.25	3,773,222.90	1,042,431.80	58,551,559.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		56,960,922	56,960,922		0	0
25 - 36 Months		818,700,842	782,537,438	17,871,621		18,291,783
37 - 48 Months		0	0		0	0
49 - 60 Months		14,737,162	14,737,162		0	0
> 60 Months		4,669,743	4,669,743		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	895,068,669	858,905,265	0	0	17,871,621	18,291,783
Aug-22	896,692,905	860,462,468	0	0	17,901,973	18,328,464
Jul-22	898,310,919	862,013,701	0	17,932,214	0	18,365,005
Jun-22	900,027,890	842,416,410	17,964,465	21,243,343	0	18,403,672
May-22	901,633,128	843,913,535	39,279,668	0	0	18,439,925
Apr-22	920,410,577	877,636,635	18,026,508	0	0	24,747,434
Mar-22	927,988,772	885,138,318	0	18,056,293	0	24,794,161
Feb-22	933,705,265	886,971,475	0	18,092,376	3,791,549	24,849,864
Jan-22	935,306,303	888,491,294	18,121,920	0	3,796,887	24,896,202
Dec-21	936,901,208	868,502,801	0	18,151,357	25,304,688	24,942,363
Nov-21	938,598,352	870,070,151	18,182,831	0	25,353,953	24,991,417
Oct-21	940,180,647	871,531,465	0	18,212,045	25,399,922	25,037,215
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30308718	21,114,190.19	21,156,530.64	32,000,000.00	11/01/20	2,391,773.92	1.62000	06/30/20	02/01/25	267
11	30308719	18,291,783.26	19,368,520.91	24,900,000.00	--	2,758,736.00	1.86869	11/30/14	02/01/25	267
12	30308720	17,871,620.77	18,026,507.56	22,100,000.00	05/24/22	(99,251.28)	(0.09000)	09/30/21	12/01/24	267
63	30308771	6,337,500.00	6,337,500.00	9,750,000.00	10/17/14	728,730.64	2.54000	12/31/21	12/01/24	I/O
72	30308780	4,531,456.78	4,531,456.78	7,500,000.00	09/01/14	119,755.33	0.37000	12/31/20	01/01/25	267
Totals		68,146,551.00	69,420,515.89	96,250,000.00		5,899,744.61

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30308718	LO	CA	05/14/20	9

9/12/2022 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. The Loan is now delinquent. SS is pursuing legal remedies and will dual track the loan. The loan was brought current as of

	December 20 21. The loan continues to perform in accordance with the terms under the settlement agreement					Pending Cash Management implementation before returned to Master Servicer.

11	30308719	LO	NC	05/04/20	7

9/12/2022 - Both collateral properties became REO on 4/29/21. Both hotels will continue to be managed by Marriott International and a business plan has been finalized. YTD 2022 Occupancy / ADR / RevPAR was 68% / $90.21 / $61.01 for the

	Charlotte hotel and 62% / $102.95 / $63.53 for the Durham hotel. RevPAR penetration was 109% and 114% respectively. Both properties are currently under contract and expected to sell in Q4 2022.

12	30308720	OF	NY	08/10/20	2

9/12/2022 - Discussions between the obligors and special servicer remain ongoing with respect to a resolution. However, lender has filed a foreclosure complaint and a receiver has been appointed to the property.

63	30308771	RT	TN	10/23/19	98

9/12/2022 - Borrower has brought the Loan current; however, Special Servicer is still working to resolve issues related to a non-permitted equity transfer Borrower effectuated without Lender''s consent. Borrower has not yet submitted a settlement

	proposal . Borrower has expressed desire to defease the loan. Special servicer continue to monitor loan payments.

72	30308780	LO	TX	09/01/21	98

9/12/2022 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. Borrower has stated that it would like to bring the Loan current and the parties are discussing settlement agreement

	terms.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	30308740	9,786,218.69	4.45000%	9,767,100.19 4.45000%		10	03/25/21	03/25/21	04/22/21
Totals		9,786,218.69		9,767,100.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30308711	09/17/20	45,547,140.93	66,000,000.00	49,876,471.88	2,759,606.62	48,306,747.55	45,547,140.93	0.00	0.00	0.00	0.00	0.00%
53	30308761	02/18/21	6,806,160.71	4,000,000.00	2,575,683.80	2,484,198.93	2,575,683.80	91,484.87	6,714,675.84	0.00	(30,830.96)	6,745,506.80	89.94%
57	30308765	05/17/22	6,269,117.70	2,600,000.00	3,942,515.66	171,451.09	3,942,515.66	3,771,064.57	2,498,053.13	(6,028.38)	(6,028.38)	2,504,081.51	36.29%
82	30308790	05/17/21	3,407,085.34	3,980,000.00	3,400,864.22	94,261.48	3,400,864.22	3,306,602.74	100,482.60	0.00	0.00	100,482.60	2.79%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			62,029,504.68	76,580,000.00	59,795,535.56	5,509,518.12	58,225,811.23	52,716,293.11	9,313,211.57	(6,028.38)	(36,859.34)	9,350,070.91

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30308711	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	30308761	05/17/22	0.00	0.00	6,745,506.80	0.00	0.00	101.50	0.00	0.00	6,745,506.50
		04/18/22	0.00	0.00	6,745,405.30	0.00	0.00	398.37	0.00	0.00
		02/17/22	0.00	0.00	6,745,006.93	0.00	0.00	384.00	0.00	0.00
		01/18/22	0.00	0.00	6,744,622.93	0.00	0.00	139.28	0.00	0.00
		12/17/21	0.00	0.00	6,744,483.65	0.00	0.00	3,495.38	0.00	0.00
		10/18/21	0.00	0.00	6,740,988.27	0.00	0.00	1,593.00	0.00	0.00
		07/16/21	0.00	0.00	6,739,394.97	0.00	0.00	24,719.13	0.00	0.00
		02/18/21	0.00	0.00	6,714,675.84	0.00	0.00	6,714,675.84	0.00	0.00
57	30308765	09/16/22	0.00	0.00	2,504,081.51	0.00	0.00	6,028.38	0.00	0.00	2,504,081.51
		05/17/22	0.00	0.00	2,498,053.13	0.00	0.00	2,498,053.13	0.00	0.00
82	30308790	05/17/21	0.00	0.00	100,482.60	0.00	0.00	100,482.60	0.00	0.00	100,482.60
Current Period Totals			0.00	0.00	0.00	0.00	0.00	6,028.38	0.00	0.00	6,028.38
Cumulative Totals			0.00	0.00	9,350,070.91	0.00	0.00	9,350,070.61	0.00	0.00	9,350,070.61

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	282.88	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,617.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	227.45	0.00	0.00	0.00
10	0.00	0.00	4,554.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,945.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,853.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	554.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	1,364.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	0.00	0.00	304.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	977.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,695.91	0.00	2,476.69	0.00	0.00	0.00	510.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,682.93

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Supplemental Notes
None

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